PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses		699,981	621,216	404,901
Accumulated Impairment losses of property and equipment		18,708	19,823
Leasehold improvement, accumulated capitalized interest					3,916	3,916
Impairment loss on property and equipment	$ 103	621	12,641	1,705